Net Loss Per Share - Antidilutive shares (Details) - TEMPO AUTOMATION INC - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	75,285,222	46,690,247	49,448,216	40,190,117
Shares of common stock issuable upon conversion of redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	29,520,187	29,520,187	29,520,187	29,520,187
Shares of common stock issuable upon conversion of redeemable convertible preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	18,680,225	231,391	231,391	123,391
Shares of common stock issuable from stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	23,896,897	16,113,756	16,508,725	10,364,039
Shares of common stock issuable from common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	3,187,913	824,913	3,187,913	182,500